SEGMENT AND GEOGRAPHICAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 386,630	$ 246,908
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	240,711	139,421
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	69,740	79,506
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	67,208	17,792
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	6,714	8,896
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,314	24
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	933	1,266
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 10	$ 3